Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0000097745
Registrant Name	THERMO FISHER SCIENTIFIC INC.
Registration File Number	333-285159
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A